Subsequent events (Details) - $ / shares									9 Months Ended	12 Months Ended
	Nov. 07, 2022	Aug. 30, 2022	May 26, 2022	Feb. 24, 2022	Nov. 23, 2021	Aug. 26, 2021	May 26, 2021	Feb. 25, 2021	Sep. 30, 2022	Dec. 31, 2021
Dividend Payment [Abstract]
Per common share (in dollars per share)	$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.04	$ 0.05	$ 0.08	$ 0.13
Dividend payable date	Nov. 29, 2022
Dividend payable, record date	Nov. 22, 2022